Notes Payable - Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt maturities
2022	$ 0
2023	0
2024	90,863
2025	0
2026	0
Total debt	$ 90,863	$ 17,179